Credit risk (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Trade accounts receivable	$ 2,084	$ 78,397	$ 6,421
One Customers [Member]
Disclosure of major customers [line items]
Trade receivables percentage	100.00%	100.00%	100.00%
Four Customers [Member]
Disclosure of major customers [line items]
Trade receivables percentage	100.00%	100.00%	100.00%